Schedule of Promissory Notes (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of options exercised	50,000	3,910,000
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised	12,176,667
Number of options exercised	1,810,000